Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document And Entity Information
Entity Registrant Name	NuGene International, Inc.
Entity Central Index Key	0001593549
Document Type	S-1/A
Trading Symbol	NUGN
Document Period End Date	Sep. 30, 2016
Amendment Flag	true
Amendment Description

CALCULATION OF REGISTRATION FEE

Title of Each Class of Securities Comprising the Units to be Registered	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)*
Common Stock, $0.0001 par value per share(2)(3)	$17,250,000	$1,999.28
Representative’s Warrants to Purchase Common Stock	—		(4)
Warrants to purchase common stock	$17,250	$1.99	(5)
Shares of common stock underlying Warrants[6]	$21,565,500	$2,499.44
Common Stock Underlying Representative’s Warrants(2)(5)	$937,500	$108.66	(7)
Total	$39,770,250	$4,609.40

(1)	Estimated solely for the purpose of calculating the Registration Fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Pursuant to Rule 416 under the Securities Act, the shares of common stock comprising part of the Units registered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.
(3)	Includes the offering price of shares of common stock the underwriters have the option to purchase to cover over-allotments, if any.
(4)	No registration fee pursuant to Rule 457(g) under the Securities Act.
(5)	Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(g) under the Securities Act.
(6)	The warrants are exercisable at a per share exercise price equal to 125% of the public offering price. Fee is based on maximum aggregate offering price of $937,500, or 125% of $750,000 (5% of $15,000,000).
(7)	Estimated solely for purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act.

*	Previously paid.

Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company